Lease (Tables)	12 Months Ended
Mar. 31, 2026
Lease [Abstract]
Schedule of Supplemental Balance Sheet Information Related to Operating Leases	A summary of supplemental balance sheet information related to operating leases as of March 31, 2026 and 2025 was as follows:
	As at March 31, 2026	As of March 31, 2025
Lease right-of-use assets, net	$375,457	$482,489

Lease liabilities, current	314,985	493,103
Lease liabilities, non-current	65,275	6,412

Total lease liabilities	$380,260	$499,515

Weighted average remaining lease term	16.3 months	10.7 months

Weighted average discount rate*	3.33%	3.48%

*	The discount rate is based on its incremental internal long-term bank loan borrowing rate. In addition, since all of the Company’s leases are warehouse lease which are all located in Hong Kong, which have similar nature and similar economic environment, the Company use the same discount rate for all of lease agreements.

Schedule of Lease Right-of-use Assets	In addition, since all of the Company’s leases are warehouse lease which are all located in Hong Kong, which have similar nature and similar economic environment, the Company use the same discount rate for all of lease agreements.
2026
Lease right-of-use assets, net as of March 31, 2025	$482,489
Addition during the fiscal year ended March 31, 2026	503,561
Right-of-use assets modification	(6,793)
Right-of-use assets amortization	(600,581)
Foreign currency translation adjustments	$(3,219)
Lease right-of-use assets, net as of March 31, 2026	$375,457

Schedule of Total Lease Liabilities
2026
Total lease liabilities as of March 31, 2025	$499,515
Addition during the fiscal year ended March 31, 2026	503,561
Total lease liabilities modification	(6,793)
Repayment	(612,729)
Foreign currency translation adjustments	$(3,294)
Total lease liabilities as of March 31, 2026	$380,260

Schedule of Consolidated Statement of Income and Comprehensive Income(Loss)

A summary of lease expenses recognized in the consolidated statement of income and comprehensive income(loss) for the years ended March 31, 2026 and 2025 and supplemental cash flow information related to operating leases were as follows:

	For the year ended March 31 2026	For the year ended March 31 2025
Operating lease expenses – short-term lease	$13,936	$46,695

Interest for lease liability	22,562	34,775

Right-of-use assets amortization	$600,581	$997,605

Schedule of Minimum Future Lease Payments under Non-Cancellable Operating Leases

Minimum future lease payments under non-cancellable operating leases described above as of March 31, 2026 were as follows:

As at March 31, 2026
By March 31, 2027	$322,704
By March 31, 2028	61,224
By March 31, 2029	5,102
Total future lease payments	389,030
Less: present value discount	(8,770)

Total operating lease liabilities	$380,260